UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Barry M.  Kitt

Address:   4965 Preston Park Blvd
           Suite 240, Plano, TX 75093


Form 13F File Number: 028-12801


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Barry M. Kitt
Title:   
Phone:   

Signature,  Place,  and  Date  of  Signing:

/s/ Barry M. Kitt                  Plano, TX                          4/30/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-12894        Pinnacle Advisers, L.P.
---------------  ---------------------------------------------------------------
028-12898        Pinnacle China Advisers, L.P.
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               9

Form 13F Information Table Value Total:  $       20,447
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------- ---------------- --------- -------- ----------------- ---------- -------- ----------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
Heckmann Corp                   Common           422680108      206   35,580 SH       SOLE                   x      0    0
Parkervision Inc.               Common           701354102       22   13,200 SH       SOLE                   x      0    0
PUDA Coal Inc                   Common           26605B109    6,213  696,535 SH       SOLE                   x      0    0
Chinacast Education Corporation Common           16946T109    2,112  288,905 SH       SOLE                   x      0    0
Kit Digital Inc                 Common           482470200    1,288  100,000 SH       SOLE                   x      0    0
Noah Ed Holdings Ltd            ADR              65487R303      522  100,000 SH       SOLE                   x      0    0
Yuhe International Inc          Common           988432100    1,116  120,000 SH       SOLE                   x      0    0
SPDR S&P 500 ETF TR             Unit Ser 1 S&P   78462F103    7,020   60,000 SH  PUT  SOLE                   x      0    0
PROSHARES TR                    PSHS ULTSH 20YRS 74347R297    1,948   40,000 SH  CALL SOLE                   x      0    0